TAXATION (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Current tax expense	$ 21,759	$ 27,685	$ 26,456
Deferred tax benefit	(317)	(2,250)	(32,361)
Income Tax Expense Benefit	$ 21,442	$ 24,984	$ (5,905)